Basic and Diluted Net Income/(Loss) Per Share - Net loss per share in accordance with ASC 260 (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income/(loss) per ordinary share-basic: Numerator:
Net (loss)/income attributable to 36Kr Holdings Inc.	¥ (89,247)	¥ 22,637	¥ (90,609)
Net (income)/loss attributable to non-controlling interests	(733)	(694)	1,038
Net (loss)/income and Comprehensive (loss)/income attributable to 36Kr Holdings Inc.'s ordinary shareholders	¥ (89,980)	¥ 21,943	¥ (89,571)
Net income/(loss) per ordinary share-basic: Denominator:
Denominator used in computing net loss per share - basic (in shares)	1,043,057,081	1,034,547,219	1,025,068,349
Weighted average number of ordinary shares outstanding	¥ (0.086)	¥ 0.021	¥ (0.087)
Net income/(loss) per ordinary share-diluted: Numerator:
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	¥ (89,980)	¥ 21,943	¥ (89,571)
Net income/(loss) attributable to ordinary shareholders - diluted	¥ (89,980)	¥ 21,943	¥ (89,571)
Net income/(loss) per ordinary share-diluted: Denominator:
Denominator used in computing net loss per share - basic (in shares)	1,043,057,081	1,034,547,219	1,025,068,349
Denominator used in computing net loss per share - diluted ((in shares)	1,043,057,081	1,034,547,219	1,025,068,349
Net loss per ordinary share-diluted (in CNY per share)	¥ (0.086)	¥ 0.021	¥ (0.087)